Available for Sale Securities - Schedule of the Amounts Recognized in Earnings Related to Credit Losses on Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments Debt And Equity Securities [Abstract]
Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held, Beginning	$ 1,157	$ 1,152	$ 1,022
Credit losses on securities for which other-than-temporary impairment was not previously recognized
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	310	5	130
Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held, Ending	$ 1,467	$ 1,157	$ 1,152